Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Intangible Assets and Goodwill

			Other intangible assets
Particulars	Goodwill	Technology Related Development Costs	Customer Relationship	Non- Compete	Brand / Trade Mark	Software	Others	Intangible assets under development*	Total
Cost
Balance as at April 1, 2023	833,663	72,027	9,843	869	123,030	4,336	1,799	4,250	1,049,817
Acquisitions through business combination (refer note 7 (d))	6,328	499	—	—	248	12	—	—	7,087
Additions/adjustments*	—	6,769	—	—	—	369	1,087	(1,305)	6,920
Disposals	—	(4,177)	—	—	—	(1)	—	—	(4,178)
Effect of movements in foreign exchange rates	(7,946)	(928)	(122)	(8)	(1,589)	(51)	(45)	(178)	(10,867)
Balance as at March 31, 2024	832,045	74,190	9,721	861	121,689	4,665	2,841	2,767	1,048,779
Balance as at April 1, 2024	832,045	74,190	9,721	861	121,689	4,665	2,841	2,767	1,048,779
Acquisitions through business combination (refer note 7 (e))	5,769	3,241	2,046	—	415	—	—	—	11,471
Additions/adjustments*	—	5,237	—	—	—	521	—	1,531	7,289
Disposals	—	(4,149)	—	—	—	(159)	(1,596)	(14)	(5,918)
Effect of movements in foreign exchange rates	(13,749)	(1,598)	(178)	(9)	(2,751)	(63)	(85)	(77)	(18,510)
Balance as at March 31, 2025	824,065	76,921	11,589	852	119,353	4,964	1,160	4,207	1,043,111
Accumulated amortization and impairment losses
Balance as at April 1, 2023	272,160	53,547	7,042	710	79,893	3,843	1,278	2,370	420,843
Amortization for the year	—	6,660	771	58	11,159	188	973	—	19,809
Impairment for the year	—	—	—	—	—	—	—	22	22
Disposals	—	(3,195)	—	—	—	(1)	—	—	(3,196)
Effect of movements in foreign exchange rates	—	(672)	(88)	(7)	(1,054)	(57)	(25)	(182)	(2,085)
Balance as at March 31, 2024	272,160	56,340	7,725	761	89,998	3,973	2,226	2,210	435,393
Balance as at April 1, 2024	272,160	56,340	7,725	761	89,998	3,973	2,226	2,210	435,393
Amortization for the year	—	6,012	421	56	10,938	212	373	—	18,012
Disposals	—	(2,765)	—	—	—	(76)	(1,596)	—	(4,437)
Effect of movements in foreign exchange rates	—	(1,221)	(163)	(7)	(2,082)	(85)	(42)	(48)	(3,648)
Balance as at March 31, 2025	272,160	58,366	7,983	810	98,854	4,024	961	2,162	445,320
Carrying amounts
As at April 1, 2023	561,503	18,480	2,801	159	43,137	493	521	1,880	628,974
As at March 31, 2024	559,885	17,850	1,996	100	31,691	692	615	557	613,386
As at April 1, 2024	559,885	17,850	1,996	100	31,691	692	615	557	613,386
As at March 31, 2025	551,905	18,555	3,606	42	20,499	940	199	2,045	597,791

* Represents addition of USD 6,768 (March 31, 2024: USD 6,455) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 5,237 (March 31, 2024: USD 7,760).

Summary of Goodwill Allocated to Acquired Subsidiaries Level

	As at March 31
Particulars	2024	2025
Air ticketing	224,184	220,112
Hotels and packages	206,863	205,490
Bus ticketing	125,494	122,375
Other units without significant goodwill	3,344	3,928
Total	559,885	551,905

Air Ticketing and Hotels and Packages [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value are set out as below. The values assigned to the key assumptions represent management's assessment of future trends in the relevant industries and have been based on the historical data from both external and internal sources.

	Air ticketing		Hotels and packages		Bus ticketing
	As at March 31		As at March 31		As at March 31
Particulars	2024	2025	2024	2025	2024	2025
Discount rate (pre-tax)	18.4%	19.1%	19.0%	20.1%	19.5%	20.6%
Discount rate (post-tax)	16.2%	16.5%	16.2%	16.5%	16.2%	16.5%
Terminal value growth rate	4.5%	4.5%	4.5%	4.5%	4.0%	4.0%
Adjusted margin growth rate	8.1% - 15.5%	10.1% - 15.6%	13.3% - 16.8%	13.0% - 20.7%	11.0% - 18.6%	10.0% - 20.0%
EBITDA margin* (5 years)	7.3% - 8.7%	6.5% -7.0%	13.3% - 19.1%	17.5% - 21.9%	22.3% - 24.4%	19.9% - 26.1%

* EBITDA margin is defined as Earnings before interest, tax, depreciation and amortization (EBITDA) as a percentage of Adjusted margin.